Goodwill, Other Intangible Assets and Long-Lived Assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Intangible asset acquired	¥ 12,625
Aggregate amortization expense of other intangible assets subject to amortization	25,434	26,153	26,446
Loss on impairment of goodwill		27,491
Impairment losses recognized	1,379	10,070	842
Future minimum lease payments	1,952	1,507
Present value of future minimum lease payments	1,889
Machinery Equipment And Other
Finite-Lived Intangible Assets [Line Items]
Impairment losses recognized		9,519
Manufacturing Facility
Finite-Lived Intangible Assets [Line Items]
Impairment losses recognized		551	332
Land and Building
Finite-Lived Intangible Assets [Line Items]
Impairment losses recognized	903
Buildings
Finite-Lived Intangible Assets [Line Items]
Impairment losses recognized			374
Imaging And Solutions
Finite-Lived Intangible Assets [Line Items]
Loss on impairment of goodwill		27,491
Imaging And Solutions | Machinery Equipment And Other
Finite-Lived Intangible Assets [Line Items]
Impairment losses recognized		9,519
Other | Manufacturing Facility
Finite-Lived Intangible Assets [Line Items]
Impairment losses recognized		551
Software
Finite-Lived Intangible Assets [Line Items]
Intangible asset acquired	12,204
Intangible asset acquired, weighted average amortization period	5 years
Trademarks and customer relationships
Finite-Lived Intangible Assets [Line Items]
Intangible asset acquired	¥ 421
Intangible asset acquired, weighted average amortization period	4 years